HCM Dividend Sector Plus Fund

Class A Shares HCMNX

Class A1 Shares HCMWX

Class I Shares HCMQX

Investor Class Shares HCMPX

HCM Tactical Growth Fund

Class A Shares HCMGX

Class I Shares HCMIX

Investor Class Shares HCMDX

HCM Income Plus Fund

Class A Shares HCMEX

Class I Shares HCMLX

Investor Class Shares HCMKX

HCM Dynamic Income Fund

Class A Shares HCMBX

Class I Shares HCMUX

Investor Class Shares HCMFX

(collectively, the “Funds” and each a series of Northern Lights Fund Trust III)

Supplement dated February 3, 2025 to the Statement of Additional Information

(the “SAI”) dated November 1, 2024

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The following replaces the paragraph under the heading “Compensation” on page 30 of the SAI:

Mr. Howard receives a salary from the Adviser. He also participates in the profits of the Adviser due to his 100% ownership of the Adviser.

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You should read this Supplement in conjunction with the Funds’ SAI dated November 1, 2024. This document provides information that you should know about the Funds before investing and has been filed with the Securities and Exchange Commission. This document is available upon request and without charge by calling the Funds toll-free at 1-855-969-8464.

Please retain this Supplement for future reference.